Accounts Receivable, Net - Schedule of Allowance for Expected Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Schedule of Allowance for Expected Losses [Abstract]
Beginning balance	$ 192,652	$ 17,179
Credit losses (in Dollars)	70,790	173,564
Foreign currency translation adjustments	7,518	1,909
Allowance for expected losses	$ 270,960	$ 192,652